DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS	12 Months Ended
Mar. 31, 2021
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS

14. DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS

	March 31,	March 31,
	2020	2021
	RMB	RMB

Deposit of interests from consumers and payable to financing partners, current	25,968	—

The Group facilitates loans extended by third-party financing partners to consumers through online platform. The third-party financing partners provide all the funds for the consumer loans, while the Group provides services to facilitate such financing transactions, including collection of interest deposits from the consumers at inception. The interest deposit approximates all the interest throughout the life of the loan. The balance represents the interest deposits from the consumers and subsequently payable to the financing partners. Since the three months ended June 30, 2018, the Group ceased the practice of collecting interest on behalf of the financing partners, and the down payments made by the consumers no longer include deposits of interest.

As part of the transaction with two financing partners, the deposit of interest from consumers and payable to financing partners was transferred to Golden Pacer and Webank. The amounts were RMB45.7 million and RMB7.9 million, respectively.